Bank Borrowings - Summary of Bank Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Bank borrowings	$ 10,486	$ 12,982
1-Year Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Bank borrowings	7,603	4,330
1-Year Revolving Loan Denominated in US$ [Member]
Debt Instrument [Line Items]
Bank borrowings	2,800	2,950
2-Year Demand Loan Agreement Denominated in US$ [Member]
Debt Instrument [Line Items]
Bank borrowings	83	1,083
6-Month Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Bank borrowings	$ 0	1,444
Loan repayment date	Jan. 13, 2017
1-Year Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Bank borrowings	$ 0	1,732
Debt instrument maturity date	Jul. 28, 2017
3-Month Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Bank borrowings	$ 0	$ 1,443
Debt instrument maturity date	Feb. 14, 2017